Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share
Schedule of basic and diluted earnings per share

	2022	2021	2020
Result attributable to owners of the Company (€ in thousands)	(65,111)	(61,621)	(46,565)
Weighted average number of shares outstanding	71,641,305	64,182,492	50,060,565
Basic (and diluted) earnings per share (€ per share)	€(0.91)	€(0.96)	€(0.93)